Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2 fair value measurements, financial assets	$ 0	$ 0
Transfers between Level 1 and Level 2 fair value measurements, financial liabilities	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial assets	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial liabilities	0	0
Transfers into Level 3 fair value measurements, financial assets	0	0
Transfers into Level 3 fair value measurements, financial liabilities	0	0
Transfers out of Level 3 fair value measurements, financial assets	0	0
Transfers out of Level 3 fair value measurements, financial liabilities	0	0
Gain (loss) recognized due to discontinuation of cash flow hedge accounting	543,000	(2,000)	$ (20,000)
Trade receivables	89,772,000	73,872,000
Unbilled revenue	57,983,000	66,752,000
Unused lines of credit	$ 63,813,000
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Discount rate used to determine fair value of the contingent consideration liability	2.50%
Level 3 [member] | Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Fair value measurement for Auto Claim BPM CGU	$ 34,086,000
Disposal cost	$ 494,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 3,730,000
Currency risk [member] | UK Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 26,051,000
Currency risk [member] | Indian Rupees [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 36,072,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	89,772,000	73,872,000
Unbilled revenue	57,983,000	$ 66,752,000
Forward and option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ 1,902,000
Reclassification period for cash flow hedges	24 months
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ 620,000
Reclassification period for cash flow hedges	24 months
Outstanding swap agreement	$ 33,600,000